Accrued liabilities and provisions (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Price Escalation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	$ 286,331	$ 0
Disagreement In Staggered Production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	98,031	0
Claim for disagreement of Ecopetrol [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	43,007	40,711
Document falsification [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	32,000	32,000
Breach of the pipe purchase order [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	21,232	21,232
Contractual Disagreement In Production Field Maintenance [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	$ 13,449	$ 0